UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON ETF INVESTMENT TRUST

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

FORM N-Q

JANUARY 31, 2019

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited)	January 31, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.5%
COMMUNICATION SERVICES - 12.2%
Diversified Telecommunication Services - 8.0%
BCE Inc.	630	$27,406
BT Group PLC	4,611	14,096
Deutsche Telekom AG, Registered Shares	2,988	48,652
Iliad SA	69	7,925
Nippon Telegraph & Telephone Corp.	900	38,628
Orange SA	4,862	75,706
Singapore Telecommunications Ltd.	47,152	105,901
Swisscom AG, Registered Shares	206	98,837
Telecom Italia SpA	77,318	43,117	*
Telecom Italia SpA, Savings Shares	43,397	21,268
Telefonica SA	10,412	89,545
Telenor ASA	5,377	101,750
Telia Co., AB	12,350	53,756
Telstra Corp. Ltd.	34,800	78,914
TELUS Corp.	825	28,909
TPG Telecom Ltd.	3,291	16,773
United Internet AG, Registered Shares	132	5,239

Total Diversified Telecommunication Services		856,422

Entertainment - 0.4%
Nintendo Co., Ltd.	100	31,085
Vivendi SA	304	7,758

Total Entertainment		38,843

Interactive Media & Services - 0.1%
Auto Trader Group PLC	2,023	12,162

Media - 0.5%
Shaw Communications Inc., Class B Shares	1,131	22,976
Singapore Press Holdings Ltd.	17,559	32,777

Total Media		55,753

Wireless Telecommunication Services - 3.2%
1&1 Drillisch AG	129	5,370
KDDI Corp.	2,200	55,045
Millicom International Cellular SA, SDR	287	17,955
NTT DOCOMO Inc.	1,800	43,094
Rogers Communications Inc., Class B Shares	1,610	87,138
SoftBank Group Corp.	987	77,324

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Wireless Telecommunication Services - (continued)
Tele2 AB, Class B Shares	1,992	$24,858
Vodafone Group PLC	17,042	31,067

Total Wireless Telecommunication Services		341,851

TOTAL COMMUNICATION SERVICES		1,305,031

CONSUMER DISCRETIONARY - 7.6%
Auto Components - 0.7%
Bridgestone Corp.	200	7,696
Cie Generale des Etablissements Michelin SCA	52	5,659
Continental AG	42	6,634
Denso Corp.	200	9,167
Magna International Inc.	807	42,731
Minth Group Ltd.	2,000	6,958

Total Auto Components		78,845

Automobiles - 1.4%
Bayerische Motoren Werke AG	76	6,406
Daimler AG, Registered Shares	136	8,062
Ferrari NV	244	30,405
Fiat Chrysler Automobiles NV	2,062	35,297	*
Honda Motor Co., Ltd.	400	11,941
Nissan Motor Co., Ltd.	800	6,813
Subaru Corp.	400	9,380
Suzuki Motor Corp.	100	5,214
Toyota Motor Corp.	694	42,566

Total Automobiles		156,084

Distributors - 0.3%
Jardine Cycle & Carriage Ltd.	1,200	33,707

Hotels, Restaurants & Leisure - 2.4%
Aristocrat Leisure Ltd.	1,255	22,539
Compass Group PLC	374	8,022
Crown Resorts Ltd.	1,144	9,968
Domino’s Pizza Enterprises Ltd	259	8,593
Flight Centre Travel Group Ltd.	292	9,162
Galaxy Entertainment Group Ltd.	4,000	27,527
Genting Singapore Ltd.	64,000	52,356
Melco Resorts & Entertainment Ltd., ADR	501	10,812
MGM China Holdings Ltd.	2,800	5,381
Restaurant Brands International Inc.	555	34,805
Sands China Ltd.	5,130	24,386
SJM Holdings Ltd.	6,000	6,285
Stars Group, Inc.	562	10,180	*

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Hotels, Restaurants & Leisure - (continued)
Tabcorp Holdings Ltd.	4,331	$14,684
Wynn Macau Ltd.	3,600	8,735

Total Hotels, Restaurants & Leisure		253,435

Household Durables - 0.6%
Electrolux AB, Class B Shares	346	8,173
Husqvarna AB, Class B Shares	813	6,200
Panasonic Corp.	800	7,807
Sekisui House Ltd.	397	5,931
Sony Corp.	397	19,943
Techtronic Industries Co., Ltd.	2,460	14,249

Total Household Durables		62,303

Multiline Retail - 0.5%
Canadian Tire Corp. Ltd., Class A Shares	180	20,483
Dollarama Inc.	765	20,603
Marks & Spencer Group PLC	2,296	8,723

Total Multiline Retail		49,809

Specialty Retail - 0.8%
Dufry AG, Registered Shares	85	8,506	*
Hennes & Mauritz AB, Class B Shares	1,363	21,182
Industria de Diseno Textil SA	1,851	51,718

Total Specialty Retail		81,406

Textiles, Apparel & Luxury Goods - 0.9%
adidas AG	32	7,626
Cie Financiere Richemont SA, Registered Shares	380	26,207
EssilorLuxottica SA	60	7,618
Gildan Activewear Inc.	625	21,163
LVMH Moet Hennessy Louis Vuitton SE	35	11,235
Moncler SpA	255	9,627
Swatch Group AG	30	8,624

Total Textiles, Apparel & Luxury Goods		92,100

TOTAL CONSUMER DISCRETIONARY		807,689

CONSUMER STAPLES - 10.4%
Beverages - 1.8%
Anheuser-Busch InBev SA/NV	583	44,560
Asahi Group Holdings Ltd.	400	16,705
Carlsberg A/S, Class B Shares	384	43,989
Coca-Cola Amatil Ltd.	880	5,390
Diageo PLC	344	13,130
Heineken Holding NV	90	7,828
Heineken NV	120	10,792

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Beverages - (continued)
Kirin Holdings Co., Ltd.	600	$14,279
Pernod Ricard SA	86	14,309
Suntory Beverage & Food Ltd.	200	8,849
Treasury Wine Estates Ltd.	1,648	18,565

Total Beverages		198,396

Food & Staples Retailing - 3.2%
Aeon Co., Ltd.	400	8,117
Alimentation Couche-Tard Inc., Class B Shares	1,204	65,439
Coles Group Ltd.	2,416	22,038	*
Empire Co., Ltd., Class A Shares	531	11,944
FamilyMart UNY Holdings Co., Ltd.	100	11,688
George Weston Ltd.	286	20,784
ICA Gruppen AB	191	6,713
Koninklijke Ahold Delhaize NV	428	11,305
Loblaw Cos. Ltd.	554	26,842
Metro Inc.	751	27,317
Seven & i Holdings Co., Ltd.	592	25,779
Wesfarmers Ltd.	2,070	48,616
Woolworths Group Ltd.	2,385	51,075

Total Food & Staples Retailing		337,657

Food Products - 3.3%
Ajinomoto Co., Inc.	400	6,914
Danone SA	226	16,467
Kerry Group PLC, Class A Shares	577	59,091
MEIJI Holdings Co., Ltd	100	7,728
Mowi ASA	4,569	100,671
Nestle SA, Registered Shares	494	43,041
Nisshin Seifun Group Inc.	400	8,053
Nissin Foods Holdings Co., Ltd.	100	6,349
Orkla ASA	8,902	71,757
Saputo Inc.	663	19,446
Toyo Suisan Kaisha Ltd.	198	7,105
Yakult Honsha Co., Ltd.	100	6,643

Total Food Products		353,265

Household Products - 0.6%
Essity AB, Class B Shares	1,132	31,305
Henkel AG & Co. KGaA	70	6,430
Lion Corp.	300	6,238

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Household Products - (continued)
Reckitt Benckiser Group PLC	90	$6,941
Unicharm Corp.	395	12,174

Total Household Products		63,088

Personal Products - 1.0%
Beiersdorf AG	66	6,611
Kao Corp.	400	28,198
L’Oreal SA	96	23,144
Shiseido Co., Ltd.	297	17,670
Unilever NV, CVA	442	23,657
Unilever PLC	190	9,959

Total Personal Products		109,239

Tobacco - 0.5%
British American Tobacco PLC	246	8,695
Imperial Brands PLC	238	7,905
Japan Tobacco Inc.	800	20,215
Swedish Match AB	415	18,564

Total Tobacco		55,379

TOTAL CONSUMER STAPLES		1,117,024

ENERGY - 8.2%
Energy Equipment & Services - 0.2%
Tenaris SA	605	7,612
WorleyParsons Ltd.	936	9,473

Total Energy Equipment & Services		17,085

Oil, Gas & Consumable Fuels - 8.0%
Aker BP ASA	372	12,401
BP PLC	5,489	37,554
Caltex Australia Ltd.	500	9,785
Canadian Natural Resources Ltd.	394	10,581
Enagas SA	773	22,556
Enbridge Inc.	595	21,751
Eni SpA	3,930	66,767
Equinor ASA	3,684	84,321
Idemitsu Kosan Co., Ltd.	397	13,990
Inpex Corp.	2,675	25,698
JXTG Holdings Inc.	8,691	47,388
Neste oyj	1,203	110,624
Oil Search Ltd.	2,586	14,726
Origin Energy Ltd.	3,611	18,852	*
Pembina Pipeline Corp.	196	6,988
Repsol SA	4,368	76,835

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - (continued)
Royal Dutch Shell PLC, Class A Shares	1,247	$38,745
Royal Dutch Shell PLC, Class B Shares	1,089	33,929
Santos Ltd.	3,498	16,502
Showa Shell Sekiyu KK	594	8,842
Snam SpA	3,475	16,627
Suncor Energy Inc.	591	19,072
Total SA	1,818	100,089
TransCanada Corp.	194	8,255
Woodside Petroleum Ltd.	1,447	36,210

Total Oil, Gas & Consumable Fuels		859,088

TOTAL ENERGY		876,173

FINANCIALS - 15.4%
Banks - 10.1%
ABN AMRO Group NV, CVA	492	12,262
Australia & New Zealand Banking Group Ltd.	1,025	18,707
Banco Bilbao Vizcaya Argentaria SA	3,203	19,001
Banco de Sabadell SA	4,848	5,560
Banco Santander SA	6,750	32,004
Bank Hapoalim BM	8,202	55,512
Bank Leumi Le-Israel BM	11,732	77,465
Bank of Montreal	120	8,788
Bank of Nova Scotia	418	23,808
Barclays PLC	2,963	6,165
BNP Paribas SA	464	21,810
BOC Hong Kong Holdings Ltd.	2,000	7,672
CaixaBank SA	2,064	7,811
Canadian Imperial Bank of Commerce	200	16,966
Commonwealth Bank of Australia	439	22,378
Credit Agricole SA	595	6,799
Danske Bank A/S	2,996	55,482
DBS Group Holdings Ltd.	2,300	40,915
DNB ASA	3,671	65,087
Erste Group Bank AG	1,455	50,754
Hang Seng Bank Ltd.	400	9,155
HSBC Holdings PLC	3,267	27,457
ING Groep NV	2,867	33,924
Intesa Sanpaolo SpA	11,294	25,851
KBC Group NV	565	38,432
Lloyds Banking Group PLC	13,825	10,530
Mediobanca Banca di Credito Finanziario SpA	1,064	9,274

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Banks - (continued)
Mitsubishi UFJ Financial Group Inc.	6,400	$34,320
Mizrahi Tefahot Bank Ltd.	1,081	20,086
Mizuho Financial Group Inc.	16,000	26,375
National Australia Bank Ltd.	931	16,197
National Bank of Canada	282	13,270
Nordea Bank Abp	1,415	12,852
Oversea-Chinese Banking Corp. Ltd.	3,367	28,821
Raiffeisen Bank International AG	697	18,459
Royal Bank of Canada	466	35,490
Skandinaviska Enskilda Banken AB, Class A Shares	779	8,163
Societe Generale SA	200	6,228
Standard Chartered PLC	889	7,179
Sumitomo Mitsui Financial Group Inc.	800	29,734
Svenska Handelsbanken AB, Class A Shares	719	7,804
Swedbank AB, Class A Shares	422	9,567
Toronto-Dominion Bank	576	32,456
UniCredit SpA	1,302	15,071
United Overseas Bank Ltd.	1,386	25,965
Westpac Banking Corp.	1,145	20,496

Total Banks		1,078,102

Capital Markets - 1.1%
Brookfield Asset Management Inc., Class A Shares	196	8,438
Credit Suisse Group AG, Registered Shares	1,227	14,860
Deutsche Bank AG, Registered Shares	789	7,013
Deutsche Boerse AG	128	17,074
Hong Kong Exchanges & Clearing Ltd.	600	18,657
Julius Baer Group Ltd.	154	6,181	*
Macquarie Group Ltd.	122	10,362
Nomura Holdings Inc.	3,400	13,806
Singapore Exchange Ltd.	1,200	6,818
UBS Group AG, Registered Shares	1,313	17,006

Total Capital Markets		120,215

Diversified Financial Services - 0.4%
Groupe Bruxelles Lambert SA	154	14,536
Investor AB, Class B Shares	148	6,496
Kinnevik AB, Class B Shares	238	5,803
ORIX Corp.	1,000	15,069

Total Diversified Financial Services		41,904

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Insurance - 3.8%
Aegon NV	1,571	$8,080
Ageas	390	18,160
AIA Group Ltd.	7,949	71,419
Allianz SE, Registered Shares	204	43,286
Assicurazioni Generali SpA	927	16,269
Aviva PLC	1,433	7,806
AXA SA	931	21,627
Dai-ichi Life Holdings Inc.	400	6,467
Gjensidige Forsikring ASA	725	12,506
Insurance Australia Group Ltd.	1,250	6,462
Intact Financial Corp.	91	7,197
Japan Post Holdings Co., Ltd.	1,200	14,742
Manulife Financial Corp.	394	6,333
MS&AD Insurance Group Holdings Inc.	198	5,884
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	48	10,713
NN Group NV	208	8,812
Prudential PLC	326	6,370
Sampo oyj, Class A Shares	1,361	62,420
Sompo Holdings Inc.	198	7,434
Sun Life Financial Inc.	196	7,074
Suncorp Group Ltd.	757	7,165
Swiss Re AG	108	10,361
Tokio Marine Holdings Inc.	400	19,524
Tryg A/S	456	11,654
Zurich Insurance Group AG	46	14,452

Total Insurance		412,217

TOTAL FINANCIALS		1,652,438

HEALTH CARE - 5.8%
Biotechnology - 0.7%
CSL Ltd.	500	70,990
Genmab A/S	38	5,532	*

Total Biotechnology		76,522

Health Care Equipment & Supplies - 0.5%
Cochlear Ltd.	44	6,205
Hoya Corp.	300	17,361
Olympus Corp.	197	8,091
Sysmex Corp.	198	11,002
Terumo Corp.	197	11,238

Total Health Care Equipment & Supplies		53,897

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Health Care Providers & Services - 0.3%
Fresenius Medical Care AG & Co. KGaA	113	$8,345
Fresenius SE & Co. KGaA	191	9,928
Ramsay Health Care Ltd.	209	8,644
Sonic Healthcare Ltd.	547	9,181

Total Health Care Providers & Services		36,098

Health Care Technology - 0.1%
M3 Inc.	600	8,628

Pharmaceuticals - 4.2%
Astellas Pharma Inc.	1,781	26,339
AstraZeneca PLC	264	19,211
Bayer AG, Registered Shares	331	25,143
Chugai Pharmaceutical Co., Ltd.	200	11,798
Daiichi Sankyo Co., Ltd.	494	17,099
Eisai Co., Ltd.	200	15,472
GlaxoSmithKline PLC	1,083	21,045
Kyowa Hakko Kirin Co., Ltd.	300	5,734
Merck KGaA	76	7,986
Novartis AG, Registered Shares	268	23,367
Novo Nordisk A/S, Class B Shares	829	38,756
Ono Pharmaceutical Co., Ltd.	400	8,713
Otsuka Holdings Co., Ltd.	397	16,244
Roche Holding AG	80	21,284
Sanofi	408	35,496
Santen Pharmaceutical Co., Ltd.	500	6,887
Shionogi & Co., Ltd.	297	18,246
Sumitomo Dainippon Pharma Co., Ltd.	100	2,339
Takeda Pharmaceutical Co., Ltd.	807	32,546
Teva Pharmaceutical Industries Ltd., ADR	4,510	89,524	*

Total Pharmaceuticals		443,229

TOTAL HEALTH CARE		618,374

INDUSTRIALS - 9.4%
Aerospace & Defense - 0.6%
Airbus SE	94	10,810
BAE Systems PLC	1,203	8,099
Bombardier Inc., Class B Shares	4,920	7,455	*
CAE Inc.	382	8,121
Leonardo SpA	569	5,522
Safran SA	82	10,774
Singapore Technologies Engineering Ltd.	5,400	14,939

Total Aerospace & Defense		65,720

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Air Freight & Logistics - 0.1%
Deutsche Post AG, Registered Shares	246	$7,271

Airlines - 0.3%
International Consolidated Airlines Group SA	1,421	12,040
Singapore Airlines Ltd.	2,881	20,676

Total Airlines		32,716

Building Products - 0.2%
Assa Abloy AB, Class B Shares	502	9,336
Cie de Saint-Gobain	158	5,461
Geberit AG, Registered Shares	18	7,041

Total Building Products		21,838

Commercial Services & Supplies - 0.3%
Brambles Ltd.	2,859	22,181
Secom Co., Ltd.	98	8,195

Total Commercial Services & Supplies		30,376

Construction & Engineering - 0.5%
ACS Actividades de Construccion y Servicios SA	174	7,208
CIMIC Group Ltd.	176	5,750
Ferrovial SA	704	15,809
SNC-Lavalin Group Inc.	196	5,458
Vinci SA	116	10,233
WSP Global Inc.	199	10,219

Total Construction & Engineering		54,677

Electrical Equipment - 0.8%
ABB Ltd., Registered Shares	867	16,565
Legrand SA	122	7,246
Mitsubishi Electric Corp.	1,000	12,547
Nidec Corp.	100	11,973
Prysmian SpA	494	10,617
Schneider Electric SE	154	10,970
Siemens Gamesa Renewable Energy SA	553	7,855	*
Vestas Wind Systems A/S	154	12,733

Total Electrical Equipment		90,506

Industrial Conglomerates - 1.5%
CK Hutchison Holdings Ltd.	5,000	50,308
Jardine Matheson Holdings Ltd.	400	26,728
Jardine Strategic Holdings Ltd.	400	15,312
Keppel Corp., Ltd.	5,546	25,159
NWS Holdings Ltd.	4,000	9,155

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Industrial Conglomerates - (continued)
Sembcorp Industries Ltd.	4,563	$8,789
Siemens AG, Registered Shares	198	21,761

Total Industrial Conglomerates		157,212

Machinery - 1.2%
Atlas Copco AB, Class A Shares	332	8,642
CNH Industrial NV	1,565	15,379
FANUC Corp.	100	16,870
Komatsu Ltd.	400	10,150
Kone oyj, Class B Shares	495	24,077
Metso oyj	237	6,962
Sandvik AB	589	9,394
Schindler Holding AG	38	8,082
Volvo AB, Class B Shares	464	6,670
Wartsila oyj Abp	793	12,944
Yangzijiang Shipbuilding Holdings Ltd.	14,300	14,888

Total Machinery		134,058

Marine - 0.1%
A.P. Moller-Maersk A/S, Class B Shares	6	7,987
Kuehne + Nagel International AG, Registered Shares	48	6,503

Total Marine		14,490

Professional Services - 0.7%
Adecco Group AG, Registered Shares	186	9,323
Experian PLC	360	9,055
Randstad NV	156	7,538
Recruit Holdings Co., Ltd	300	8,029
RELX PLC	380	8,430
SEEK Ltd.	644	7,978
SGS SA, Registered Shares	4	9,656
Wolters Kluwer NV	220	13,733

Total Professional Services		73,742

Road & Rail - 1.8%
Aurizon Holdings Ltd.	3,781	12,130
Canadian National Railway Co.	991	82,741
Canadian Pacific Railway Ltd.	196	40,192
ComfortDelGro Corp. Ltd.	7,600	13,169
DSV A/S	176	14,049
East Japan Railway Co.	100	9,262
MTR Corp., Ltd.	3,000	16,746

Total Road & Rail		188,289

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Trading Companies & Distributors - 0.5%
Finning International Inc.	422	$8,001
ITOCHU Corp.	600	10,979
Mitsubishi Corp.	400	11,692
Mitsui & Co., Ltd.	600	9,772
Sumitomo Corp.	595	9,193

Total Trading Companies & Distributors		49,637

Transportation Infrastructure - 0.8%
Aena SME SA	80	13,843
Atlantia SpA	645	15,276
SATS Ltd.	2,800	10,078
Sydney Airport	1,785	8,538
Transurban Group	4,254	37,749

Total Transportation Infrastructure		85,484

TOTAL INDUSTRIALS		1,006,016

INFORMATION TECHNOLOGY - 5.2%
Communications Equipment - 1.3%
Nokia oyj	18,115	114,490
Telefonaktiebolaget LM Ericsson, Class B Shares	3,054	27,126

Total Communications Equipment		141,616

Electronic Equipment, Instruments & Components - 1.1%
Hexagon AB, Class B Shares	295	14,399
Hitachi Ltd.	400	12,544
Keyence Corp.	100	51,328
Kyocera Corp.	200	11,236
Murata Manufacturing Co., Ltd.	100	14,169
Omron Corp.	198	8,096

Total Electronic Equipment, Instruments & Components		111,772

IT Services - 0.9%
Amadeus IT Group SA	698	50,842
Atos SE	68	6,220
Capgemini SE	87	9,632
CGI Group Inc., Class A Shares	206	13,626	*
Fujitsu Ltd.	100	6,693
Shopify Inc., Class A Shares	69	11,621	*

Total IT Services		98,634

Semiconductors & Semiconductor Equipment - 0.6%
ASML Holding NV	133	23,383
Infineon Technologies AG	300	6,683
NXP Semiconductors NV	90	7,833

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - (continued)
STMicroelectronics NV	454	$7,223
Tokyo Electron Ltd.	100	14,366

Total Semiconductors & Semiconductor Equipment		59,488

Software - 1.1%
Check Point Software Technologies Ltd.	200	22,384	*
Constellation Software Inc.	13	9,707
Dassault Systemes SE	64	8,045
Micro Focus International PLC	853	16,281
Nice Ltd.	80	8,810	*
Open Text Corp.	247	8,785
Sage Group PLC	2,390	19,681
SAP SE	254	26,304

Total Software		119,997

Technology Hardware, Storage & Peripherals - 0.2%
Canon Inc.	600	17,168
FUJIFILM Holdings Corp.	200	8,573

Total Technology Hardware, Storage & Peripherals		25,741

TOTAL INFORMATION TECHNOLOGY		557,248

MATERIALS - 8.1%
Chemicals - 3.9%
Air Liquide SA	259	31,487
Akzo Nobel NV	273	23,607
Arkema SA	82	7,802
Asahi Kasei Corp.	1,700	18,620
BASF SE	218	15,964
Croda International PLC	150	9,513
Givaudan SA, Registered Shares	4	9,709
Kansai Paint Co., Ltd.	400	7,020
Koninklijke DSM NV	220	20,594
Kuraray Co., Ltd.	600	9,213
Mitsubishi Chemical Holdings Corp.	1,389	11,909
Nippon Paint Holdings Co., Ltd.	200	6,689
Nissan Chemical Corp.	200	10,622
Nitto Denko Corp.	200	11,284
Nutrien Ltd.	458	23,739
Shin-Etsu Chemical Co., Ltd.	297	25,042
Showa Denko KK	200	6,689
Sika AG, Registered Shares	120	15,845
Solvay SA	181	19,747
Sumitomo Chemical Co., Ltd.	1,984	10,318

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Chemicals - (continued)
Teijin Ltd.	396	$6,833
Toray Industries Inc.	2,200	16,311
Umicore SA	401	16,956
Yara International ASA	1,857	76,740

Total Chemicals		412,253

Construction Materials - 0.4%
CRH PLC	929	26,763
LafargeHolcim Ltd., Registered Shares	368	17,296	*

Total Construction Materials		44,059

Containers & Packaging - 0.1%
Amcor Ltd.	863	8,590
Smurfit Kappa Group PLC	256	7,415

Total Containers & Packaging		16,005

Metals & Mining - 3.3%
Agnico Eagle Mines Ltd.	196	8,529
Anglo American PLC	722	18,452
ArcelorMittal	514	11,911
Barrick Gold Corp.	776	10,394
BHP Group Ltd.	1,814	46,069
BHP Group PLC	1,157	25,724
First Quantum Minerals Ltd.	794	9,196
Franco-Nevada Corp.	153	11,875
Glencore PLC	5,972	24,310	*
Goldcorp Inc.	589	6,593
JFE Holdings Inc.	600	10,555
Newcrest Mining Ltd.	611	10,893
Nippon Steel & Sumitomo Metal Corp.	600	11,081
Norsk Hydro ASA	14,086	65,083
Rio Tinto Ltd.	190	12,060
Rio Tinto PLC	626	34,483
South32 Ltd.	3,529	9,083
Sumitomo Metal Mining Co., Ltd.	300	8,645
Teck Resources Ltd., Class B Shares	400	9,746
Wheaton Precious Metals Corp.	394	8,304

Total Metals & Mining		352,986

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Paper & Forest Products - 0.4%
Oji Holdings Corp.	1,000	$5,780
Stora Enso oyj, Class R Shares	1,105	14,828
UPM-Kymmene oyj	737	21,362

Total Paper & Forest Products		41,970

TOTAL MATERIALS		867,273

REAL ESTATE - 5.8%
Equity Real Estate Investment Trusts (REITs) - 3.2%
Ascendas Real Estate Investment Trust	7,800	15,894
British Land Co. PLC	1,714	12,928
CapitaLand Commercial Trust	6,100	8,529
CapitaLand Mall Trust	7,800	13,922
Daiwa House REIT Investment Corp.	5	11,771
Dexus	1,509	12,631
Goodman Group	2,620	22,275
GPT Group	3,043	12,869
Hammerson PLC	1,437	7,030
Japan Prime Realty Investment Corp.	2	8,150
Japan Real Estate Investment Corp.	2	11,725
Japan Retail Fund Investment Corp.	6	12,294
Klepierre SA	202	6,944
Land Securities Group PLC	1,559	17,743
Link REIT	1,992	21,832
Mirvac Group	6,800	11,900
Nippon Building Fund Inc.	2	12,938
Nippon Prologis REIT Inc.	4	8,729
Nomura Real Estate Master Fund Inc.	8	11,460
Scentre Group	6,556	18,978
Segro PLC	2,048	17,431
Stockland	3,948	10,882
Suntec Real Estate Investment Trust	5,159	7,405
Unibail-Rodamco-Westfield	135	24,345
United Urban Investment Corp.	5	7,980
Vicinity Centres	5,999	11,417

Total Equity Real Estate Investment Trusts (REITs)		340,002

Real Estate Management & Development - 2.6%
CapitaLand Ltd.	13,400	33,185
City Developments Ltd.	1,400	9,568
CK Asset Holdings Ltd.	1,992	16,692
Daito Trust Construction Co., Ltd.	100	13,916
Daiwa House Industry Co., Ltd.	900	29,167
Hongkong Land Holdings Ltd.	1,194	8,561

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Real Estate Management & Development - (continued)
Lendlease Group	971	$8,659
Mitsubishi Estate Co., Ltd.	2,000	35,367
Mitsui Fudosan Co., Ltd.	1,400	33,923
New World Development Co., Ltd.	6,000	9,405
Sumitomo Realty & Development Co., Ltd.	600	22,896
Sun Hung Kai Properties Ltd.	1,500	25,081
Swire Pacific Ltd., Class A Shares	992	11,719
UOL Group Ltd.	1,800	8,889
Wharf Holdings Ltd.	2,000	6,028
Wharf Real Estate Investment Co., Ltd.	1,000	6,818

Total Real Estate Management & Development		279,874

TOTAL REAL ESTATE		619,876

UTILITIES - 10.4%
Electric Utilities - 5.8%
AusNet Services	7,595	9,138
Chubu Electric Power Co. Inc.	2,100	33,180
Chugoku Electric Power Co. Inc.	1,200	16,396
CK Infrastructure Holdings Ltd.	1,000	8,073
CLP Holdings Ltd.	3,000	34,734
Electricite de France SA	1,217	20,151
Emera Inc.	260	9,107
Endesa SA	367	9,189
Enel SpA	15,514	93,743
Fortis Inc.	1,296	46,243
Fortum oyj	4,303	97,861
Hydro One Ltd.	937	14,690
Iberdrola SA	7,538	62,276
Kansai Electric Power Co. Inc.	2,400	36,475
Kyushu Electric Power Co. Inc.	1,600	19,789
Power Assets Holdings Ltd.	3,500	23,529
Red Electrica Corp. SA	639	14,738
SSE PLC	731	11,251
Terna Rete Elettrica Nazionale SpA	1,800	11,095
Tohoku Electric Power Co. Inc.	1,490	20,153
Tokyo Electric Power Co. Holdings Inc.	4,873	29,955	*

Total Electric Utilities		621,766

Gas Utilities - 1.6%
AltaGas Ltd.	584	5,981
APA Group	6,031	40,369
Hong Kong & China Gas Co., Ltd.	13,266	28,775

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY		SHARES	VALUE
Gas Utilities - (continued)
Naturgy Energy Group SA		594	$16,597
Osaka Gas Co., Ltd.		1,393	27,481
Toho Gas Co., Ltd.		300	12,832
Tokyo Gas Co. Ltd.		1,390	36,509

Total Gas Utilities			168,544

Independent Power and Renewable Electricity Producers - 0.2%
Electric Power Development Co., Ltd.		497	12,408
Uniper SE		465	13,483

Total Independent Power and Renewable Electricity Producers			25,891

Multi-Utilities - 2.6%
AGL Energy Ltd.		3,139	49,026
Atco Ltd., Class I Shares		296	9,365
Canadian Utilities Ltd., Class A Shares		384	9,877
Centrica PLC		3,439	6,171
E.ON SE		4,907	54,504
Engie SA		3,531	56,662
Innogy SE		273	12,969
National Grid PLC		2,026	21,992
RWE AG		1,146	28,456
Suez		759	9,741
Veolia Environnement SA		1,193	25,215

Total Multi-Utilities			283,978

Water Utilities - 0.2%
Severn Trent PLC		328	8,623
United Utilities Group PLC		809	8,841

Total Water Utilities			17,464

TOTAL UTILITIES			1,117,643

TOTAL COMMON STOCKS (Cost - $10,317,949)			10,544,785

INVESTMENTS IN UNDERLYING FUNDS - 0.8%
Schwab International Equity ETF (Cost - $89,912)		2,860	86,916

	RATE
PREFERRED STOCKS - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen AG	—	42	7,162

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	SHARES	VALUE
CONSUMER STAPLES - 0.1%
Household Products - 0.1%
Henkel AG & Co. KGaA	—	161	$15,681

TOTAL PREFERRED STOCKS (Cost - $26,678)			22,843

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $10,434,539)			10,654,544

SHORT-TERM INVESTMENTS - 0.1%
Invesco Treasury Portfolio, Institutional Class (Cost - $14,957)	2.329%	14,957	14,957

TOTAL INVESTMENTS - 99.6% (Cost - $10,449,496)			10,669,501
Other Assets in Excess of Liabilities - 0.4%			39,540

TOTAL NET ASSETS - 100.0%			$10,709,041

*	Non-income producing security.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
CVA	— Certificaaten van aandelen (Share Certificates)
ETF	— Exchange-Traded Fund
REIT	— Real Estate Investment Trust
SDR	— Swedish Depository Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Developed ex-US Diversified Core ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the QS DBI Developed ex-US Diversified Index (the “Underlying Index”). The Underlying Index seeks to provide exposure to equity markets in developed countries outside the United States and is based on a proprietary methodology created and sponsored by QS Investors, LLC, the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are

Notes to Schedule of Investments (unaudited) (continued)

valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

Notes to Schedule of Investments (unaudited) (continued)

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$10,544,785	—	—	$10,544,785
Investments in Underlying Funds	86,916	—	—	86,916
Preferred Stocks	22,843	—	—	22,843

Total Long-Term Investments	10,654,544	—	—	10,654,544

Short-Term Investments†	14,957	—	—	14,957

Total Investments	$10,669,501	—	—	$10,669,501

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason ETF Investment Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: March 20, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: March 20, 2019

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: March 20, 2019